Discontinued operations and assets held for sale - Segment analysis of discontinued operations - Vodafone Spain (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Acquisitions and disposals
Revenue	€ 18,276	€ 17,983	[1]
Cost of sales	(12,123)	(12,016)	[1]
Gross profit	6,153	5,967	[1]
Selling and distribution expenses	(1,355)	(1,286)	[1]
Administrative expenses	(2,700)	(2,546)	[1]
Net credit losses on financial assets	(209)	(224)	[1]
Operating profit/(loss)	2,382	1,857	[1]
Investment income	566	368	[1]
Financing costs	(843)	(1,395)	[1]
Profit/(loss) before taxation	2,105	830	[1]
Profit/(loss) for the financial period from discontinued operations	16	(239)	[1]
Vodafone Spain
Acquisitions and disposals
Revenue	603	1,887
Cost of sales	(321)	(1,511)
Gross profit	282	376
Selling and distribution expenses	(27)	(150)
Administrative expenses	(34)	(328)
Net credit losses on financial assets	(15)	(51)
Operating profit/(loss)	206	(153)
Investment income	3
Financing costs	(8)	(35)
Profit/(loss) before taxation	201	(188)
Income tax (expense) / credit		1
Profit/(loss) after tax of discontinued operations	201	(187)
Loss on sale of disposal group	(125)
Profit/(loss) for the financial period from discontinued operations	76	(187)
Attributable to owners of the parent	€ 77	€ (184)

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.